Factored Accounts and Receivables (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Factored Accounts and Receivables
Schedule of factored accounts and receivables

Factored accounts and receivables consist of the following (in thousands):

	August 31, 2015	November 30, 2014
Non-recourse receivables assigned to factor	$11,331	$14,314
Client recourse receivables	517	1,919

Total receivables assigned to factor	11,848	16,233

Allowance for customer credits	(3,330)	(5,128)

Due from factor	$8,518	$11,105

Non-factored accounts receivable	$1,101	$2,123
Allowance for customer credits	(788)	(766)
Allowance for doubtful accounts	(171)	(78)

Accounts receivable, net of allowance	$142	$1,279

Factored accounts and receivables consisted of the following (in thousands):

	November 30, 2014	November 30, 2013
Non-recourse receivables assigned to factor	$14,314	$15,456
Client recourse receivables	1,919	55

Total receivables assigned to factor	16,233	15,511
Allowance for customer credits	(5,128)	(1,767)

Factor accounts receivable, net of allowance	$11,105	$13,744

Non-factored accounts receivable	$2,123	$3,702
Allowance for customer credits	(766)	(253)
Allowance for doubtful accounts	(78)	(30)

Accounts receivable, net of allowance	$1,279	$3,419